Buffalo Blue Chip Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Communication Services - 13.0%
Entertainment - 3.1%
Netflix, Inc. (a)	2,900	$3,883,477
Spotify Technology SA (a)	1,375	1,055,092
		4,938,569
Interactive Media & Services - 9.9%
Alphabet, Inc. - Class A	46,125	8,128,609
Meta Platforms, Inc. - Class A	10,100	7,454,709
		15,583,318
Total Communication Services		20,521,887

Consumer Discretionary - 13.1%
Automobiles - 1.0%
Tesla, Inc. (a)	4,750	1,508,885
		$–
Broadline Retail - 7.7%
Amazon.com, Inc. (a)	51,975	11,402,795
MercadoLibre, Inc. (a)	275	718,749
		12,121,544
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.	125	723,655
Chipotle Mexican Grill, Inc. (a)	10,475	588,171
Marriott International, Inc. - Class A	1,950	532,760
Yum! Brands, Inc.	5,475	811,285
		2,655,871
Household Durables - 0.3%
SharkNinja, Inc. (a)	4,275	423,182
		$–
Specialty Retail - 2.0%
Home Depot, Inc.	3,635	1,332,736
O'Reilly Automotive, Inc. (a)	8,070	727,349
Ross Stores, Inc.	3,250	414,635
TJX Companies, Inc.	5,895	727,974
		3,202,694
Textiles, Apparel & Luxury Goods - 0.4%
Birkenstock Holding PLC (a)	13,975	687,291
Total Consumer Discretionary		20,599,467

Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	1,475	1,460,161
Walmart, Inc.	10,475	1,024,246
Total Consumer Staples		2,484,407

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
ConocoPhillips	6,400	574,336
Exxon Mobil Corp.	9,025	972,895
Total Energy		1,547,231

Financials - 6.8%
Banks - 0.6%
JPMorgan Chase & Co.	3,100	898,721
		$–
Capital Markets - 0.6%
S&P Global, Inc.	1,825	962,304
		$–
Financial Services - 4.7%
Berkshire Hathaway, Inc. - Class B (a)	3,575	1,736,628
Mastercard, Inc. - Class A	5,225	2,936,136
Visa, Inc. - Class A	7,615	2,703,706
		7,376,470
Insurance - 0.9%
Allstate Corp.	3,100	624,061
Arthur J. Gallagher & Co.	2,775	888,333
		1,512,394
Total Financials		10,749,889

Health Care - 6.6%
Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. (a)	1,650	538,049
Argenx SE - ADR (a)	550	303,171
BioMarin Pharmaceutical, Inc. (a)	10,270	564,542
Vertex Pharmaceuticals, Inc. (a)	1,025	456,330
		1,862,092
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	11,025	1,499,510
Boston Scientific Corp. (a)	11,335	1,217,492
Hologic, Inc. (a)	9,450	615,762
Intuitive Surgical, Inc. (a)	1,150	624,922
Stryker Corp.	2,175	860,495
		4,818,181
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	1,495	606,163
		$–
Pharmaceuticals - 2.0%
Eli Lilly & Co.	3,190	2,486,701
Johnson & Johnson	4,350	664,462
		3,151,163
Total Health Care		10,437,599

Industrials - 6.7%
Aerospace & Defense - 0.9%
General Electric Co.	5,570	1,433,662
		$–
Building Products - 0.6%
Trane Technologies PLC	2,250	984,173
		$–
Electrical Equipment - 2.3%
Eaton Corp. PLC	4,000	1,427,960
GE Vernova, Inc.	2,575	1,362,561
Vertiv Holdings Co. - Class A	5,950	764,040
		3,554,561
Ground Transportation - 1.1%
Uber Technologies, Inc. (a)	10,775	1,005,307
Union Pacific Corp.	3,025	695,992
		1,701,299
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	4,075	948,986
		$–
Machinery - 1.2%
Westinghouse Air Brake Technologies Corp.	4,875	1,020,581
Xylem, Inc.	7,025	908,754
		1,929,335
Total Industrials		10,552,016

Information Technology - 43.2%(b)
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	10,500	1,074,255
		$–
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. - Class A	6,050	597,437
Corning, Inc.	16,925	890,086
		1,487,523
IT Services - 0.6%
Okta, Inc. (a)	4,725	472,358
Snowflake, Inc. - Class A (a)	1,900	425,163
		897,521
Semiconductors & Semiconductor Equipment - 17.9%
Advanced Micro Devices, Inc. (a)	7,450	1,057,155
ASML Holding NV - NY Shares	555	444,771
Broadcom, Inc.	17,607	4,853,370
KLA Corp.	765	685,241
Marvell Technology, Inc.	6,510	503,874
NVIDIA Corp.	118,925	18,788,961
NXP Semiconductors NV	2,800	611,772
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,125	1,160,761
		28,105,905
Software - 15.5%
Adobe, Inc. (a)	1,095	423,634
AppLovin Corp. - Class A (a)	1,225	428,848
HubSpot, Inc. (a)	1,050	584,462
Intuit, Inc.	1,510	1,189,321
Microsoft Corp.	33,650	16,737,846
Nutanix, Inc. - Class A (a)	7,125	544,635
Oracle Corp.	6,575	1,437,492
Palo Alto Networks, Inc. (a)	3,485	713,170
Salesforce, Inc.	2,650	722,629
ServiceNow, Inc. (a)	845	868,728
Workday, Inc. - Class A (a)	3,210	770,400
		24,421,165
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	56,105	11,511,063
Seagate Technology Holdings PLC	3,100	447,423
		11,958,486
Total Information Technology		67,944,855

Materials - 1.4%
Chemicals - 1.0%
Ecolab, Inc.	2,600	700,544
Linde PLC	1,905	893,788
		1,594,332
Construction Materials - 0.4%
CRH PLC	6,700	615,060
Total Materials		2,209,392

Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	4,125	799,466
TOTAL COMMON STOCKS (Cost $64,411,760)		147,846,209

EXCHANGE TRADED FUNDS - 1.0%	Shares	Value
Consumer Staples Select Sector SPDR Fund	19,775	1,601,182
TOTAL EXCHANGE TRADED FUNDS (Cost $1,626,547)		1,601,182

SHORT-TERM INVESTMENTS - 4.9%	Shares	Value
Money Market Funds - 4.9%
Fidelity Money Market Government Portfolio - Class I, 4.23% (c)	7,677,911	7,677,911
TOTAL SHORT-TERM INVESTMENTS (Cost $7,677,911)		7,677,911

TOTAL INVESTMENTS - 99.8% (Cost $73,716,218)		157,125,302
Other Assets in Excess of Liabilities - 0.2%		368,945
TOTAL NET ASSETS - 100.0%		$157,494,247
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Buffalo Blue Chip Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$147,846,209	$–	$–	$147,846,209
Exchange Traded Funds	1,601,182	–	–	1,601,182
Money Market Funds	7,677,911	–	–	7,677,911
Total Investments	$157,125,302	$–	$–	$157,125,302

Refer to the Schedule of Investments for further disaggregation of investment categories.